August 3, 2022	Mark C. Amorosi
mark.amorosi@klgates.com

T +1 202 778 9351
VIA EDGAR	F +1 202 778 9100

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Premier VIP Trust – Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-265919)

Dear Sir or Madam:

On behalf of EQ Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is an amendment to the Registration Statement for the Trust on Form N-14 (the “Amendment”). The initial Registration Statement on Form N-14 was filed on June 30, 2022. The Registration Statement registers shares of beneficial interest in the series of the Trust known as EQ/Core Plus Bond Portfolio.

The Amendment includes a Notice of Joint Special Meeting of Shareholders of 1290 VT Low Volatility Global Equity Portfolio, EQ/Franklin Growth Allocation Portfolio, EQ/First Trust Moderate Growth Allocation Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio, EQ/Invesco International Growth Portfolio, and EQ/Franklin Strategic Income Portfolio (each, an “Acquired Portfolio”), each a series of EQ Advisors Trust, another registered investment company in the same group of investment companies as the Trust, a Combined Proxy Statement and Prospectus (the “Combined Proxy/Prospectus”), a Statement of Additional Information (the “SAI”), and forms of voting instruction and proxy cards relating to a Joint Special Meeting of Shareholders of the Acquired Portfolios (the “Meeting”). The Meeting is being held to request shareholder approval of the proposed reorganizations of: (1) 1290 VT Low Volatility Global Equity Portfolio into EQ/Common Stock Index Portfolio, also a series of EQ Advisors Trust; (2) EQ/Franklin Growth Allocation Portfolio into EQ/JPMorgan Growth Allocation Portfolio, also a series of EQ Advisors Trust; (3) EQ/First Trust Moderate Growth Allocation Portfolio into EQ/Invesco Moderate Growth Allocation Portfolio, also a series of EQ Advisors Trust; (4) AXA Investment Managers Moderate Allocation Portfolio into 1290 VT Moderate Growth Allocation Portfolio, also a series of EQ Advisors Trust; (5) EQ/Invesco International Growth Portfolio into EQ/MFS International Growth Portfolio, also a series of EQ Advisors Trust; and (6) EQ/Franklin Strategic Income Portfolio into EQ/Core Plus Bond Portfolio.

K&L GATES LLP

1601 K STREET NW    WASHINGTON    DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

U.S. Securities and Exchange Commission

August 3, 2022

EQ Advisors Trust has determined to hold a Joint Special Meeting of Shareholders of the Acquired Portfolios to consider all of the proposed reorganizations, and EQ Advisors Trust and the Trust have determined to utilize a Combined Proxy/Prospectus that describes all of the proposed reorganizations, to simplify the presentation of the proposals to shareholders and reduce the potential confusion associated with sending multiple documents to shareholders. The Combined Proxy/Prospectus and the SAI, as well as the Letter to Contractholders, Notice of Joint Special Meeting of Shareholders, and Contractholder Voting Instructions included in the Amendment, also are being filed separately in an amendment to the registration statement on Form N-14 on behalf of EQ Advisors Trust (File No. 811-07953) with respect to the proposed reorganizations of certain Acquired Portfolios of EQ Advisors Trust into certain acquiring series of EQ Advisors Trust, as described above, and include information regarding those reorganizations.

The Amendment is being filed to respond to staff comments. Our responses to comments received with respect to the Trust’s initial Registration Statement on Form N-14 are being submitted concurrently in a Correspondence filing dated August 3, 2022. This Amendment filing has been marked to indicate changes that have been made to the initial Registration Statement filed on June 30, 2022. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

Assuming that our responses to your comments and the changes made in the Amendment meet with your approval, the Trust and its distributor hereby request, pursuant to Rule 461 under the 1933 Act, that the effective date of the Registration Statement be accelerated to 4:00 P.M. on August 5, 2022, or as soon thereafter as the Commission shall deem appropriate.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures

cc:	William MacGregor, Esq.

Maureen Kane, Esq.

Equitable Investment Management Group, LLC

Fatima Sulaiman, Esq.

K&L Gates LLP